Fair Values of Derivatives Included in Interim Condensed Consolidated Balance Sheets (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY		Sep. 30, 2013 Not designated as hedging instrument USD ($)	Sep. 30, 2013 Not designated as hedging instrument CNY	Dec. 31, 2012 Not designated as hedging instrument CNY	Sep. 30, 2013 Not designated as hedging instrument Foreign exchange contracts USD ($)	Sep. 30, 2013 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts CNY	Sep. 30, 2013 Not designated as hedging instrument Interest Rate Swap USD ($)	Sep. 30, 2013 Not designated as hedging instrument Interest Rate Swap CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap CNY
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	$ 868	5,310						$ 868	5,310
Derivative contracts, current liabilities	$ 1,357	8,307	17,311	[1]	$ 1,357	8,307	17,311	$ 125	768	7,732	1,809	$ 1,232	7,539	7,770

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.